ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2021
ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share and per share data)

	As of December 31,
	2020	2021
	RMB	RMB	US$
			(Note 2)
ASSETS
Current assets:
Cash and cash equivalents	5,029,806	112,374	17,634
Short-term investments	—	528,909	82,997
Prepayments and other current assets	15,320	3,163	496
Total current assets	5,045,126	644,446	101,127
Investment in and amount due from subsidiaries, VIE and VIE's subsidiaries	1,657,347	2,959,723	464,445
Intangible assets, net	327,007	186,037	29,193
Total non-current assets	1,984,354	3,145,760	493,638
TOTAL ASSETS	7,029,480	3,790,206	594,765
LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY
Accrued expenses and other current liabilities	1,525	1,577	246
TOTAL LIABILITIES	1,525	1,577	246
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.0001 par value, 2,000,000,000, and 2,000,000,000 shares authorized, 941,450,185 and 955,876,116 shares issued, and 941,450,185 and 927,776,552 shares outstanding as of December 31, 2020 and 2021, respectively)	639	633	99
Additional paid-in capital	16,442,721	15,714,015	2,465,872
Accumulated deficit	(9,345,102)	(11,816,229)	(1,854,224)
Accumulated other comprehensive loss	(70,303)	(109,790)	(17,228)
TOTAL SHAREHOLDERS' EQUITY	7,027,955	3,788,629	594,519
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	7,029,480	3,790,206	594,765

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

(Amounts in thousands, except for share and per share data)

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
				(Note 2)
Expenses and income/(loss)
Operating expenses	(203,191)	(513,407)	(358,458)	(56,249)
Interest income	25,327	18,955	29,633	4,650
Foreign exchange loss	—	—	(311)	(49)
Other operating income	—	101	13,334	2,092
Equity in losses of subsidiaries, VIE and VIE's subsidiaries	(1,491,917)	(1,210,825)	(2,155,325)	(338,218)
Net loss and net loss attributable to the Company	(1,669,781)	(1,705,176)	(2,471,127)	(387,774)
Accretion of convertible redeemable preferred shares	(795,015)	(375,649)	—	—
Net loss available to ordinary shareholders	(2,464,796)	(2,080,825)	(2,471,127)	(387,774)
Net Loss	(1,669,781)	(1,705,176)	(2,471,127)	(387,774)
Other comprehensive loss
Foreign currency translation adjustments	(446)	(209,963)	(39,487)	(6,196)
Total comprehensive loss	(1,670,227)	(1,915,139)	(2,510,614)	(393,970)

CONDENSED STATEMENTS OF CASHFLOW

(Amounts in thousands, except for share and per share data)

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
				(Note 2)
Net cash provided by operating activities	10,460	1,571	42,829	6,722
Net cash used in investing activities	(1,586,628)	(20,652)	(4,001,123)	(627,864)
Net cash provided by/(used in) financing activities	—	5,181,447	(936,655)	(146,982)
Effect of foreign exchange rate changes on cash and cash equivalents	(10,522)	(173,133)	(22,483)	(3,528)
Net increase/(decrease) in cash and cash equivalents	(1,586,690)	4,989,233	(4,917,432)	(771,652)
Cash and cash equivalents, beginning of the year	1,627,263	40,573	5,029,806	789,286
Cash and cash equivalents, end of the year	40,573	5,029,806	112,374	17,634

NOTES TO SCHEDULE I

(1)	Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include condensed financial information as to the changes in equity as such financial information is the same as the consolidated statements of changes in shareholders’ equity.
(2)	The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as "Investment in subsidiaries, VIE and VIE’s subsidiaries" and the subsidiaries and VIE’s profit or loss as "Equity in losses of subsidiaries, VIE and VIE’s subsidiaries" on the Condensed Statements of Operations and Comprehensive Income. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE in investment in and amount due from subsidiaries, VIE and VIE’s subsidiaries even though the parent company is not obligated to provide continuing support or fund losses.
(3)	For the years ended December 31, 2019, 2020 and 2021, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Company.
(4)	For the years ended December 31, 2019, 2020, and 2021, transfer of due from subsidiaries, VIE and VIE's subsidiaries to investment in subsidiaries, VIE and VIE's subsidiaries amounted to RMB438,914, nil and nil, respectively.